DG PRIME MONEY MARKET FUND
DG TREASURY MONEY MARKET FUND
(FORMERLY, DG U.S. GOVERNMENT MONEY MARKET FUND)
(Portfolios of DG Investor Series)
--------------------------------------------------------------------------------
SUPPLEMENT TO COMBINED PROSPECTUS DATED JUNE 30, 1998

1. Notice of Board Action

At a Special Meeting held on September 18, 1998, the Board of Trustees of the DG Investor Series (the "Funds") approved an Agreement and Plan of Reorganization between the Funds and the AmeriStar Portfolios of The Infinity Mutual Funds, Inc. (which are to be renamed the ISG Funds, the "ISG Funds") whereby certain existing or newly created portfolios of the ISG Funds would acquire all of the assets (subject to liabilities) of corresponding portfolios of the Funds (as indicated below) in exchange for Class A and Trust Shares (collectively, the "ISG Shares") of such portfolios of ISG Funds. Shareholders of the Funds would then receive ISG Shares of the corresponding portfolios of ISG Funds that would be equal in value to the Fund shares they owned, and the Funds would be liquidated and terminated (the "Reorganizations"). The Reorganizations would be tax-free to Fund Shareholders and would be effected without the imposition of a sales charge.

                    FUNDS                                        ISG FUNDS
                    -----                                        ---------
DG Equity Fund                                 ISG Large Cap Equity Portfolio
DG Opportunity Fund                            ISG Small Cap Opportunity Portfolio
DG International Equity Fund                   ISG International Equity Portfolio
                                               ISG Limited Duration U.S. Government
DG Limited Term Government Income Fund         Portfolio
DG Government Income Fund                      ISG Government Income Portfolio
DG Municipal Income Fund                       ISG Municipal Income Portfolio
DG Prime Money Market Fund                     ISG Prime Money Market Portfolio
DG Treasury Money Market Fund                  ISG U.S. Treasury Money Market Portfolio

The Reorganizations will be presented for the approval of Shareholders of the Funds at a Special Meeting of Shareholders to be held on or about December 11, 1998. Shareholders of the Funds will receive a proxy statement discussing the terms of and the reasons for the Reorganizations in detail, and will be entitled to vote at the Special Meeting. Assuming satisfaction of the conditions to the Reorganizations, including approvals by Fund Shareholders, the completion of the Reorganizations is contemplated to take place in December, 1998.

2. Please delete the "Summary of Fund Expenses" table on page 2 and replace it with the following:

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                 SHAREHOLDER TRANSACTION EXPENSES
                                                                                DG TREASURY MONEY
                                                                                   MARKET FUND
                                                                 DG PRIME       (FORMERLY, DG U.S.
                                                                  MONEY          GOVERNMENT MONEY
                                                               MARKET FUND         MARKET FUND)
                                                              --------------   --------------------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).......................       None                None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).......................       None                None
Contingent Deferred Sales Charge (as a percentage of
  original
  purchase price or redemption proceeds, if applicable).....       None                None
Redemption Fee (as a percentage of amount redeemed, if
  applicable)...............................................       None                None
Exchange Fee................................................       None                None

                                  ANNUAL FUND OPERATING EXPENSES
                              (As a percentage of average net assets)
Management Fee (after waiver)(1)............................      0.30%               0.30%
12b-1 Fees(2)...............................................      0.25%               0.00%
Total Other Expenses(3).....................................      0.11%               0.30%
  Shareholder Servicing Fee(4)......................   0.00%                                  0.15%
    Total Annual Fund Operating Expenses(5).................      0.66%               0.60%

(1) The management fees of DG Prime Money Market Fund and DG Treasury Money Market Fund have been reduced to reflect the voluntary waivers by the adviser. The adviser can terminate these voluntary waivers at any time at its sole discretion. The maximum management fees for these Funds is 0.50%.

(2) As of the date of this prospectus DG Treasury Money Market Fund is not paying or accruing 12b-1 fees. The Fund will not accrue 12b-1 fees until a separate class of shares has been created for certain institutional investors. DG Treasury Money Market Fund could pay 0.25% as a 12b-1 fee to the distributor.

(3) Other expenses for DG Prime Money Market Fund have been reduced to reflect the voluntary waiver of a portion of the administration fee. The administrator can terminate this voluntary waiver at any time at its sole discretion.

(4) As of the date of this prospectus, DG Prime Money Market Fund is not paying or accruing a shareholder services fee. If the Fund were paying or accruing the shareholder services fee, the Fund would be able to pay up to 0.15% of its average daily net assets for the shareholder services fee.

(5) Total Fund Operating Expenses would have been 0.92% for the DG Prime Money Market Fund and 0.80% for the DG Treasury Money Market Fund absent the voluntary waivers described above in Note (1) and Note (3) above. Total Fund Operating Expenses as of February 28, 1998 for the DG Prime Money Market Fund would have been 0.94% and 0.77% for the DG Treasury Money Market Fund absent the voluntary waiver by the adviser.

    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "TRUST INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        EXAMPLE                           1 year     3 years     5 years    10 years
                        -------                          --------   ---------   ---------   ---------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
redemption at the end of each time period, and (3)
payment of the maximum sales charge. The Funds charge
no contingent deferred sales charges...................
DG Prime Money Market Fund.............................     $7         $21         $37         $82
DG Treasury Money Market Fund..........................     $6         $19         $33         $75

     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                               September 23, 1998

Federated Securities Corp. is the distributor of the Funds.

Cusip 23321N707
Cusip 23321N608
G01258-30 (9/98)            LOGO

DG EQUITY FUND
DG OPPORTUNITY FUND
DG INTERNATIONAL EQUITY FUND
DG LIMITED TERM GOVERNMENT INCOME FUND
DG GOVERNMENT INCOME FUND
DG MUNICIPAL INCOME FUND
(Portfolios of DG Investor Series)
--------------------------------------------------------------------------------
SUPPLEMENT TO COMBINED PROSPECTUS DATED JUNE 30, 1998

1. Notice of Board Action

At a Special Meeting held on September 18, 1998, the Board of Trustees of the DG Investor Series (the "Funds") approved an Agreement and Plan of Reorganization between the Funds and the AmeriStar Portfolios of The Infinity Mutual Funds, Inc. (which are to be renamed the ISG Funds, the "ISG Funds") whereby certain existing or newly created portfolios of the ISG Funds would acquire all of the assets (subject to liabilities) of corresponding portfolios of the Funds (as indicated below) in exchange for Class A and Trust Shares (collectively, the "ISG Shares") of such portfolios of ISG Funds. Shareholders of the Funds would then receive ISG Shares of the corresponding portfolios of ISG Funds that would be equal in value to the Fund shares they owned, and the Funds would be liquidated and terminated (the "Reorganizations"). The Reorganizations would be tax-free to Fund Shareholders and would be effected without the imposition of a sales charge.

                    FUNDS                                        ISG FUNDS
                    -----                                        ---------
DG Equity Fund                                 ISG Large Cap Equity Portfolio
DG Opportunity Fund                            ISG Small Cap Opportunity Portfolio
DG International Equity Fund                   ISG International Equity Portfolio
                                               ISG Limited Duration U.S. Government
DG Limited Term Government Income Fund         Portfolio
DG Government Income Fund                      ISG Government Income Portfolio
DG Municipal Income Fund                       ISG Municipal Income Portfolio
DG Prime Money Market Fund                     ISG Prime Money Market Portfolio
DG Treasury Money Market Fund                  ISG U.S. Treasury Money Market Portfolio

The Reorganizations will be presented for the approval of Shareholders of the Funds at a Special Meeting of Shareholders to be held on or about December 11, 1998. Shareholders of the Funds will receive a proxy statement discussing the terms of and the reasons for the Reorganizations in detail, and will be entitled to vote at the Special Meeting. Assuming satisfaction of the conditions to the Reorganizations, including approvals by Fund Shareholders, the completion of the Reorganizations is contemplated to take place in December, 1998.

2. Please delete the "Summary of Fund Expenses" table on page 3 and replace it with the following:

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                           SHAREHOLDER TRANSACTION EXPENSES
                                                                                       DG
                                                         DG                       LIMITED TERM       DG          DG
                                             DG     INTERNATIONAL       DG         GOVERNMENT    GOVERNMENT   MUNICIPAL
                                           EQUITY      EQUITY       OPPORTUNITY      INCOME        INCOME      INCOME
                                            FUND        FUND           FUND           FUND          FUND        FUND
                                           ------   -------------   -----------   ------------   ----------   ---------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....  3.50%         None          3.50%         2.00%         2.00%        2.00%
Maximum Sales Charge Imposed on
  Reinvested Dividends (as a percentage
  of offering price).....................   None         None           None          None          None         None
Contingent Deferred Sales Charge (as a
  percentage of original purchase price
  or redemption proceeds, if
  applicable)............................   None         None           None          None          None         None
Redemption Fee (as a percentage of amount
  redeemed, if applicable)...............   None         None           None          None          None         None
Exchange Fee.............................   None         None           None          None          None         None

                                            ANNUAL FUND OPERATING EXPENSES
                                        (As a percentage of average net assets)
Management Fee (after waiver)(1).........  0.75%        0.50%          0.95%         0.45%         0.60%        0.30%
12b-1 Fees(2)............................  0.00%        0.00%          0.00%         0.00%         0.00%        0.00%
Total Other Expenses.....................  0.29%        1.27%          0.38%         0.77%         0.31%        0.60%
  Shareholder Servicing Fee........ 0.15%  0.15%        0.15%          0.15%         0.15%         0.15%
    Total Annual Fund Operating
      Expenses(3)........................  1.04%        1.77%          1.33%         1.22%         0.91%        0.90%

(1)The management fee of DG International Equity Fund, DG Limited Term Government Income Fund, and DG Municipal Income Fund have been reduced to reflect the voluntary waivers by the Adviser. The Adviser can terminate these voluntary waivers at any time at its sole discretion. The maximum management fees for these Funds are 1.00%, 0.60%, and 0.60%.

(2) As of the date of this prospectus, the Funds are not paying or accruing 12b-1 fees. The Funds will not accrue 12b-1 fees until a separate class of shares has been created for certain institutional investors. DG Equity Fund, DG Opportunity Fund, DG Limited Term Government Income Fund, DG Government Income Fund, and DG Municipal Income Fund could each pay 0.35% as a 12b-1 fee to the distributor. DG International Equity Fund could pay 0.25% as a 12b-1 fee to the distributor.

(3) Total Fund Operating Expenses are expected to be 1.37% for the DG Limited Term Government Income Fund and 1.20% for the DG Municipal Income Fund absent the waiver described in Note (1) above. Total Fund Operating Expenses as of February 28, 1998 for the DG Equity Fund, DG International Equity Fund, DG Opportunity Fund, DG Limited Term Government Income Fund, DG Government Fund and DG Municipal Income Fund were 0.99%, 2.27%, 1.31%, 0.96%, 0.86% and 1.07%, respectively absent the voluntary waiver by the Adviser.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "DG INVESTOR SERIES INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                          EXAMPLE                             1 year   3 years   5 years   10 years
                          -------                             ------   -------   -------   --------
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end
of each time period, and (3) payment of the maximum sales
charge. The Funds charge no contingent deferred sales
charges.
DG Equity Fund..............................................   $45       $67      $ 90       $158
DG International Equity Fund................................   $18       $56      $ 96       $208
DG Opportunity Fund.........................................   $48       $76      $105       $190
DG Limited Term Government Income Fund......................   $32       $58      $ 86       $165
DG Government Income Fund...................................   $29       $48      $ 69       $130
DG Municipal Income Fund....................................   $29       $48      $ 69       $129

     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                               September 23, 1998

Federated Securities Corp. is the distributor of the Funds.

Cusip 23321N301 Cusip 23321N202 Cusip 23321N400 Cusip 23321N806 Cusip 23321N103
Cusip 23321N509 G01258-31 (9/98) LOGO